CERTAIN LIABILITY ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2022
Liabilities [Abstract]
Schedule Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities as of December 31, 2022 and December 31, 2021 were as follows (in thousands):

	December 31, 2022	December 31, 2021
Deferred revenue	$5,058	$4,524
Business Combination consideration payable	5,000	—
Accrued interest	1,622	—
Payroll and other employee costs	1,300	2,196
Sales tax payable	1,191	1,113
Accrued transaction costs	840	1,750
Inventory accrual	503	1,126
Deferred rent	—	1,573
Other accrued expenses and current liabilities	2,312	1,736

Total	$17,826	$14,018

Schedule of Other Long-term Liabilities
Other long-term liabilities as of December 31, 2022 and December 31, 2021 were as follows (in thousands):

	December 31, 2022	December 31, 2021
Deferred transaction costs payable	$10,979	$—
Business Combination consideration payable	3,355	—
Deferred PIPE issuance costs payable	1,160	—
Standby agreement derivative liability	847	—
Legal settlement	621	—
PIPE principal accretion	617	—
Warrant liability	—	561
Other long-term liabilities	187	173

Total	$17,766	$734